Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
June 30, 2025
ADESII-NPRT3-0825
1.804793.121
Common Stocks - 97.4%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	213,000	41,888,314
CANADA - 2.1%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Athabasca Oil Corp (b)	1,660,100	6,875,685
Imperial Oil Ltd	899,800	71,481,817
MEG Energy Corp	872,700	16,489,496
		94,846,998
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (b)	183,100	15,952,255
TOTAL CANADA		110,799,253
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR (c)	199,800	13,790,196
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	88,500	8,819,429
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	113,600	23,765,205
TOTAL FRANCE		32,584,634
GERMANY - 1.1%
Information Technology - 1.1%
Software - 1.1%
SAP SE ADR	198,300	60,303,030
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (c)	451,700	3,038,177
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	9,000	519,030
TOTAL ITALY		3,557,207
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	28,500	2,112,735
NETHERLANDS - 0.9%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	730,500	23,697,831
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,600	3,638,052
Merus NV (b)	76,500	4,023,900
		7,661,952
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	9,800	7,853,622
BE Semiconductor Industries NV	63,700	9,533,249
		17,386,871
TOTAL NETHERLANDS		48,746,654
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (e)(f)	200,600	7,811,010
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	30,560	4,429,265
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	141,100	31,957,739
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,242,700	1,513,720
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC ADR	109,400	11,031,897
Tobacco - 0.1%
British American Tobacco PLC ADR	94,000	4,449,020
TOTAL CONSUMER STAPLES		15,480,917

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	56,200	3,180,482
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,110,100	14,711,764
TOTAL UNITED KINGDOM		34,886,883
UNITED STATES - 88.8%
Communication Services - 9.0%
Entertainment - 0.4%
Walt Disney Co/The	202,900	25,161,629
Interactive Media & Services - 7.4%
Alphabet Inc Class A	641,000	112,963,430
Alphabet Inc Class C	542,960	96,315,674
Meta Platforms Inc Class A	250,039	184,551,286
Snap Inc Class A (b)	766,534	6,661,180
		400,491,570
Media - 1.2%
Comcast Corp Class A	1,746,800	62,343,292
TOTAL COMMUNICATION SERVICES		487,996,491

Consumer Discretionary - 2.9%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(c)	61,300	842,262
Broadline Retail - 0.5%
Amazon.com Inc (b)	123,000	26,984,970
Hotels, Restaurants & Leisure - 1.0%
Booking Holdings Inc	5,100	29,525,124
Marriott International Inc/MD Class A1	46,100	12,594,981
Starbucks Corp	114,100	10,454,983
		52,575,088
Household Durables - 0.6%
Somnigroup International Inc	354,100	24,096,505
Whirlpool Corp	57,000	5,780,940
		29,877,445
Specialty Retail - 0.7%
Lowe's Cos Inc	161,800	35,898,566
RH (b)	17,900	3,383,279
		39,281,845
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	4,800	1,140,384
NIKE Inc Class B	103,600	7,359,744
		8,500,128
TOTAL CONSUMER DISCRETIONARY		158,061,738

Consumer Staples - 3.7%
Beverages - 1.5%
Brown-Forman Corp Class B	217,100	5,842,161
Coca-Cola Co/The	545,000	38,558,750
Keurig Dr Pepper Inc	931,700	30,802,002
Monster Beverage Corp (b)	40,500	2,536,920
		77,739,833
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	91,400	7,994,758
Sysco Corp	208,000	15,753,920
Target Corp	160,600	15,843,190
US Foods Holding Corp (b)	116,500	8,971,665
Walmart Inc	82,500	8,066,850
		56,630,383
Food Products - 0.0%
Lamb Weston Holdings Inc	21,700	1,125,145
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	131,000	10,584,800
Kenvue Inc	1,314,113	27,504,385
		38,089,185
Tobacco - 0.4%
Philip Morris International Inc	130,200	23,713,326
TOTAL CONSUMER STAPLES		197,297,872

Energy - 6.2%
Energy Equipment & Services - 0.0%
Tidewater Inc (b)(c)	71,600	3,302,908
Oil, Gas & Consumable Fuels - 6.2%
ConocoPhillips	74,600	6,694,604
Exxon Mobil Corp	1,980,719	213,521,509
Shell PLC ADR	1,603,140	112,877,087
		333,093,200
TOTAL ENERGY		336,396,108

Financials - 16.8%
Banks - 11.4%
Bank of America Corp	3,119,615	147,620,182
JPMorgan Chase & Co	43,100	12,495,121
M&T Bank Corp	119,100	23,104,209
PNC Financial Services Group Inc/The	281,316	52,442,929
Truist Financial Corp	160,400	6,895,595
US Bancorp	798,442	36,129,501
Wells Fargo & Co	4,187,421	335,496,171
		614,183,708
Capital Markets - 2.3%
Charles Schwab Corp/The	111,100	10,136,764
KKR & Co Inc Class A	376,785	50,123,709
Moody's Corp	6,900	3,460,971
Morgan Stanley	64,300	9,057,298
MSCI Inc	800	461,391
Northern Trust Corp	357,995	45,390,186
Raymond James Financial Inc	23,850	3,657,875
		122,288,194
Financial Services - 2.5%
Apollo Global Management Inc	22,600	3,206,262
Corpay Inc (b)	17,600	5,840,032
Global Payments Inc	39,900	3,193,596
Mastercard Inc Class A	38,600	21,690,884
PayPal Holdings Inc (b)	94,700	7,038,104
Visa Inc Class A	270,200	95,934,510
		136,903,388
Insurance - 0.6%
Arthur J Gallagher & Co	32,500	10,403,900
Brown & Brown Inc	127,800	14,169,186
Chubb Ltd	22,100	6,402,812
		30,975,898
TOTAL FINANCIALS		904,351,188

Health Care - 8.6%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	39,500	12,880,555
Exact Sciences Corp (b)	286,900	15,245,866
Gilead Sciences Inc	35,400	3,924,798
Vaxcyte Inc (b)	110,900	3,605,359
		35,656,578
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	40,300	5,481,203
Becton Dickinson & Co	40,600	6,993,350
Boston Scientific Corp (b)	592,951	63,688,867
Masimo Corp (b)	20,400	3,431,688
Solventum Corp (b)	55,375	4,199,640
		83,794,748
Health Care Providers & Services - 3.3%
Cardinal Health Inc	152,900	25,687,200
Cigna Group/The	117,900	38,975,382
Humana Inc	83,500	20,414,080
McKesson Corp	47,180	34,572,560
UnitedHealth Group Inc	187,300	58,431,982
		178,081,204
Life Sciences Tools & Services - 0.4%
Bruker Corp	80,300	3,308,360
Danaher Corp	78,600	15,526,644
Thermo Fisher Scientific Inc	12,300	4,987,158
		23,822,162
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co	256,000	11,850,240
Eli Lilly & Co	34,320	26,753,470
GSK PLC ADR	937,000	35,980,800
Haleon PLC ADR (c)	3,495,100	36,244,187
Johnson & Johnson	144,957	22,142,182
Merck & Co Inc	120,600	9,546,695
		142,517,574
TOTAL HEALTH CARE		463,872,266

Industrials - 18.2%
Aerospace & Defense - 10.8%
Boeing Co (b)	1,005,140	210,606,984
GE Aerospace (d)	1,194,959	307,570,497
General Dynamics Corp	54,100	15,778,806
Howmet Aerospace Inc	33,700	6,272,581
Huntington Ingalls Industries Inc	61,000	14,729,060
RTX Corp	20,000	2,920,400
Spirit AeroSystems Holdings Inc Class A (b)	580,406	22,142,489
StandardAero Inc	2,400	75,960
		580,096,777
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	437,400	44,151,156
Building Products - 0.0%
A O Smith Corp	32,900	2,157,253
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	99,400	5,017,629
Veralto Corp	25,833	2,607,841
		7,625,470
Construction & Engineering - 0.1%
Centuri Holdings Inc (b)	121,500	2,726,460
EMCOR Group Inc	5,800	3,102,362
		5,828,822
Electrical Equipment - 5.3%
Emerson Electric Co	20,600	2,746,598
GE Vernova Inc (d)	447,514	236,802,034
Hubbell Inc	24,018	9,809,191
Vertiv Holdings Co Class A	237,447	30,490,569
		279,848,392
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	271,400	12,004,022
Machinery - 0.8%
Allison Transmission Holdings Inc	66,000	6,269,340
Cummins Inc	24,400	7,991,000
Deere & Co	15,800	8,034,142
Donaldson Co Inc	56,000	3,883,600
Nordson Corp	15,800	3,387,046
Otis Worldwide Corp	71,750	7,104,685
Stanley Black & Decker Inc	28,700	1,944,425
Toro Co/The	13,600	961,248
Westinghouse Air Brake Technologies Corp	29,702	6,218,114
		45,793,600
Trading Companies & Distributors - 0.1%
Watsco Inc	6,800	3,003,016
TOTAL INDUSTRIALS		980,508,508

Information Technology - 21.3%
IT Services - 0.0%
EPAM Systems Inc (b)	9,300	1,644,426
Semiconductors & Semiconductor Equipment - 11.0%
Applied Materials Inc	75,800	13,876,706
Broadcom Inc	429,900	118,501,935
First Solar Inc (b)	78,000	12,912,120
Lam Research Corp	152,000	14,795,680
Marvell Technology Inc	512,867	39,695,906
Micron Technology Inc	197,700	24,366,525
NVIDIA Corp	2,312,500	365,351,875
Teradyne Inc	32,700	2,940,384
		592,441,131
Software - 8.1%
Adobe Inc (b)	79,100	30,602,208
Autodesk Inc (b)	52,400	16,221,468
Intuit Inc	15,300	12,050,739
Microsoft Corp	762,500	379,275,125
		438,149,540
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc	566,100	116,146,737
TOTAL INFORMATION TECHNOLOGY		1,148,381,834

Materials - 0.3%
Chemicals - 0.3%
Air Products and Chemicals Inc	26,300	7,418,178
Mosaic Co/The	299,500	10,925,760
Sherwin-Williams Co/The	1,400	480,703
		18,824,641
Real Estate - 0.7%
Industrial REITs - 0.0%
Terreno Realty Corp	64,700	3,627,729
Residential REITs - 0.1%
Sun Communities Inc	31,800	4,022,382
Specialized REITs - 0.6%
American Tower Corp	66,900	14,786,238
Crown Castle Inc	139,400	14,320,562
Equinix Inc	1,400	1,113,658
		30,220,458
TOTAL REAL ESTATE		37,870,569

Utilities - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp	18,200	2,147,600
Edison International	38,800	2,002,080
Entergy Corp	64,400	5,352,928
PG&E Corp	121,800	1,697,892
Southern Co/The	454,000	41,690,820
		52,891,320
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	21,800	4,225,058
Multi-Utilities - 0.0%
Sempra	46,500	3,523,305
TOTAL UTILITIES		60,639,683

TOTAL UNITED STATES		4,794,200,898
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (b)	4,034,100	71,661,376
TOTAL COMMON STOCKS (Cost $2,590,964,322)		5,258,729,194

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (Cost $1,007,112)	4.25	1,009,000	1,007,143

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	125,183,731	125,208,768
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	24,442,541	24,444,985
TOTAL MONEY MARKET FUNDS (Cost $149,653,753)			149,653,753

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,741,625,187)	5,409,390,090
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(12,577,522)
NET ASSETS - 100.0%	5,396,812,568

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	596	15,340,444	280.00	08/15/25	(315,880)
GE Aerospace	Chicago Board Options Exchange	638	16,421,482	270.00	07/18/25	(100,804)
GE Aerospace	Chicago Board Options Exchange	1,276	32,842,964	260.00	07/18/25	(602,910)
GE Vernova Inc	Chicago Board Options Exchange	681	36,035,115	550.00	07/18/25	(640,140)

						(1,659,734)
TOTAL WRITTEN OPTIONS						(1,659,734)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $100,640,005.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,811,010 or 0.1% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,811,010 or 0.1% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,876,990	414,498,979	345,167,201	2,497,151	-	-	125,208,768	125,183,731	0.2%
Fidelity Securities Lending Cash Central Fund	24,485,207	502,239,627	502,279,849	81,758	-	-	24,444,985	24,442,541	0.1%
Total	80,362,197	916,738,606	847,447,050	2,578,909	-	-	149,653,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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